Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Somekh Chaikin
Auditor Firm ID	1057
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Purple Biotech Ltd. and its subsidiaries (hereinafter –“the Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and other comprehensive loss, changes in equity, and cash flows for each of the years in the three year period ended December 31, 2024, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").